UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Aftermarket Technology Corp. 1                        149,400    $    2,653,344
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                    718,500        10,231,440
--------------------------------------------------------------------------------
Autoliv, Inc.                                          96,400         5,312,604
--------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1                         61,400           781,008
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                       27,900           770,319
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                    215,300         3,121,850
--------------------------------------------------------------------------------
Lear Corp.                                            134,600         2,786,220
--------------------------------------------------------------------------------
Modine Manufacturing Co. 2                            134,100         3,262,653
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                 115,400         2,767,292
--------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                              31,500           424,620
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                       498,600        11,662,254
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                        35,900           864,113
--------------------------------------------------------------------------------
Visteon Corp. 1                                       120,300           980,445
                                                                 ---------------
                                                                     45,618,162
--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Thor Industries, Inc. 2                                61,800         2,544,306
--------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                          107,500         3,373,350
                                                                 ---------------
                                                                      5,917,656
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Building Materials Holding Corp.                       71,800         1,868,236
--------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1                  6,400           243,328
                                                                 ---------------
                                                                      2,111,564
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.6%
Alderwoods Group, Inc. 1,2                            119,600         2,371,668
--------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2             22,700           947,271
--------------------------------------------------------------------------------
Career Education Corp. 1                               65,400         1,471,500
--------------------------------------------------------------------------------
Coinmach Service Corp., Cl. A 2                        13,600           135,048
--------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1,2                         421,800         4,559,658
--------------------------------------------------------------------------------
CPI Corp. 2                                            10,000           485,400
--------------------------------------------------------------------------------
DeVry, Inc 1                                          375,300         7,982,631
--------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                  193,500         2,056,905
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                       69,300         4,594,590
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                      381,300        11,442,813
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                         6,000           238,020
--------------------------------------------------------------------------------
Regis Corp.                                           169,297         6,069,297
--------------------------------------------------------------------------------
Service Corp. International                           192,200         1,795,148
--------------------------------------------------------------------------------
Sotheby's 2                                           417,300        13,453,752
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                               97,800         4,112,490
--------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                           380,500         2,229,730
--------------------------------------------------------------------------------
Strayer Education, Inc. 2                              57,600         6,232,896
--------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                      33,200         1,305,424
                                                                 ---------------
                                                                     71,484,241


                   1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.2%
AFC Enterprises, Inc. 1,2                             167,600    $    2,420,144
--------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                             117,400         3,320,072
--------------------------------------------------------------------------------
Aztar Corp. 1,2                                       143,100         7,585,731
--------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                           70,500         1,240,800
--------------------------------------------------------------------------------
Benihana, Inc., Cl. A 1,2                               4,200           121,800
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                 362,700        10,982,556
--------------------------------------------------------------------------------
Brinker International, Inc.                            67,000         2,686,030
--------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                             54,200         2,073,150
--------------------------------------------------------------------------------
CBRL Group, Inc. 2                                    150,200         6,072,586
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                              18,000           567,180
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1                  31,700         1,574,539
--------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                    47,800         1,955,020
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                               449,600         7,517,312
--------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR 2                    47,200         2,121,640
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                              104,100         4,421,127
--------------------------------------------------------------------------------
Denny's Corp. 1                                       265,900           906,719
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                  355,700         9,123,705
--------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.              165,500         2,010,825
--------------------------------------------------------------------------------
Great Wolf Resorts, Inc. 1                             30,200           361,192
--------------------------------------------------------------------------------
IHOP Corp. 2                                          194,600         9,019,710
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                        53,400         1,124,604
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                             320,300        16,713,254
--------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 1                         23,600           191,160
--------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                           70,000         2,110,500
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1,2                             4,800           222,192
--------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc. 2                   4,900           136,073
--------------------------------------------------------------------------------
Luby's, Inc. 1                                        142,500         1,406,475
--------------------------------------------------------------------------------
Marcus Corp. (The) 2                                   32,000           735,040
--------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants,
Inc. 1,2                                              130,200         2,928,198
--------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                      77,100         1,494,969
--------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                               92,600           869,514
--------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                             98,700           896,196
--------------------------------------------------------------------------------
O'Charley's, Inc. 1                                    63,800         1,210,286
--------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                   257,600         9,301,936
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                         23,500           660,820
--------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1,2              190,100         5,809,456
--------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. 1                       15,200           286,064
--------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                        73,000         1,158,510
--------------------------------------------------------------------------------
Six Flags, Inc. 1                                      58,800           307,524
--------------------------------------------------------------------------------
Sonic Corp. 1                                          32,900           743,869
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.                             29,500         1,074,095
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                277,800        11,117,556


                   2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
WMS Industries, Inc. 1,2                              155,800    $    4,550,918
                                                                 ---------------
                                                                    141,131,047
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
American Greetings Corp., Cl. A 2                     376,000         8,693,120
--------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                               2,600           153,556
--------------------------------------------------------------------------------
Blyth, Inc.                                            21,600           525,528
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                  4,492           133,502
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                         344,400        11,936,904
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                499,800         9,516,192
--------------------------------------------------------------------------------
Hooker Furniture Corp. 2                               18,100           265,346
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                            268,800         3,462,144
--------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                     86,700         1,673,310
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                      494,000         6,896,240
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                 143,200         3,584,296
--------------------------------------------------------------------------------
Lifetime Brands, Inc. 2                                 3,000            55,560
--------------------------------------------------------------------------------
Meritage Homes Corp. 1                                 49,000         2,038,890
--------------------------------------------------------------------------------
National Presto Industries, Inc. 2                      5,700           315,039
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                               120,100         3,401,232
--------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                             4,300            64,328
--------------------------------------------------------------------------------
Skyline Corp. 2                                        13,800           527,298
--------------------------------------------------------------------------------
Snap-On, Inc. 2                                       141,100         6,286,005
--------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                          91,200         1,943,472
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                  354,000         6,078,180
                                                                 ---------------
                                                                     67,550,142
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Blair Corp. 2                                           2,107            54,361
--------------------------------------------------------------------------------
Blue Nile, Inc. 1                                       9,500           345,325
--------------------------------------------------------------------------------
FTD Group, Inc. 1                                     101,900         1,574,355
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                92,700         3,410,433
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                   88,700         1,690,622
--------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                     23,600           273,524
                                                                 ---------------
                                                                      7,348,620
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Hasbro, Inc.                                          192,800         4,386,200
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                53,600           955,688
--------------------------------------------------------------------------------
K2, Inc. 1                                            122,700         1,439,271
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                        383,400         9,255,276
--------------------------------------------------------------------------------
Mattel, Inc.                                          148,300         2,921,510
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1,2                 41,600         1,164,800
                                                                 ---------------
                                                                     20,122,745
--------------------------------------------------------------------------------
MEDIA--0.9%
4Kids Entertainment, Inc. 1,2                           3,600            59,400
--------------------------------------------------------------------------------
Catalina Marketing Corp.                              147,300         4,050,750
--------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1                 476,700           724,584


                   3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
Cox Radio, Inc., Cl. A 1,2                            388,900    $    5,969,615
--------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                        231,500         2,213,140
--------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                  61,100           748,475
--------------------------------------------------------------------------------
Entercom Communications Corp.                          19,500           491,400
--------------------------------------------------------------------------------
Entravision Communications Corp. 1                    145,800         1,084,752
--------------------------------------------------------------------------------
Harris Interactive, Inc. 1                             25,400           154,940
--------------------------------------------------------------------------------
Journal Register Co.                                   39,100           221,697
--------------------------------------------------------------------------------
Knology, Inc. 1                                        95,800           950,336
--------------------------------------------------------------------------------
Lee Enterprises, Inc.                                  14,900           376,076
--------------------------------------------------------------------------------
Lin TV Corp. 1                                         12,600            98,028
--------------------------------------------------------------------------------
Live Nation 1                                          59,600         1,217,032
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp. 1,2                       54,600         1,030,848
--------------------------------------------------------------------------------
Mediacom Communications Corp. 1                        14,800           105,376
--------------------------------------------------------------------------------
Meredith Corp.                                         18,200           897,806
--------------------------------------------------------------------------------
ProQuest Co. 1                                          9,300           121,086
--------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1                               27,300           170,625
--------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A,
Non-Vtg. 2                                            395,600         5,126,976
--------------------------------------------------------------------------------
Scholastic Corp. 1,2                                   66,000         2,055,900
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                 373,400         2,931,190
--------------------------------------------------------------------------------
TiVo, Inc. 1                                           89,900           682,341
--------------------------------------------------------------------------------
Tribune Co.                                            45,000         1,472,400
--------------------------------------------------------------------------------
Warner Music Group Corp.                                9,700           251,715
--------------------------------------------------------------------------------
Westwood One, Inc.                                     41,800           295,944
--------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                        8,600           309,686
--------------------------------------------------------------------------------
World Wrestling Federation Entertainment,
Inc. 2                                                373,600         6,138,248
                                                                 ---------------
                                                                     39,950,366
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 Cents Only Stores 1                                 82,800           979,524
--------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                    699,700        13,861,057
--------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                 43,300         1,287,742
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                       42,800           893,236
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                              159,500         5,220,435
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                            232,100         7,185,816
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                            183,900         5,377,236
--------------------------------------------------------------------------------
Fred's, Inc. 2                                         40,900           516,158
--------------------------------------------------------------------------------
Nordstrom, Inc.                                       114,900         4,860,270
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1                                91,600         1,411,556
                                                                 ---------------
                                                                     41,593,030
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.3%
Abercrombie & Fitch Co., Cl. A                         72,200         5,016,456
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                   342,900        10,022,967
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                       139,800         6,127,434
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                              146,800         6,145,048
--------------------------------------------------------------------------------
Asbury Automotive Group, Inc.                         107,400         2,212,440


                   4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
AutoNation, Inc. 1                                     87,128    $    1,820,975
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                       23,000         2,375,900
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                  175,400         6,654,676
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1                             98,000           376,320
--------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                48,700           869,295
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                  129,000         4,894,260
--------------------------------------------------------------------------------
Cache, Inc. 1,2                                        80,900         1,447,301
--------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                    240,100         3,296,573
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                     342,750         7,509,653
--------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1,2                     116,000         3,194,640
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                          1,017,900        14,535,612
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2               90,100         5,769,103
--------------------------------------------------------------------------------
Christopher & Banks Corp. 2                           391,800        11,550,264
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City
Group 2                                               210,900         5,295,699
--------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                     98,000         1,381,800
--------------------------------------------------------------------------------
Deb Shops, Inc. 2                                       1,300            33,332
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                          34,000         1,547,680
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                            531,900        11,606,058
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                  147,000         4,630,500
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 2                       40,600           512,372
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                      99,200         3,419,424
--------------------------------------------------------------------------------
Group 1 Automotive, Inc.                              244,000        12,175,600
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                      140,900         6,837,877
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                    364,000        15,353,520
--------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                        109,900         1,752,905
--------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                       64,380         1,685,468
--------------------------------------------------------------------------------
Limited Brands, Inc.                                   99,700         2,641,053
--------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A 2                           47,100         1,164,312
--------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                              16,900           326,170
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                           325,100        12,096,971
--------------------------------------------------------------------------------
Midas, Inc. 1                                           4,900           101,332
--------------------------------------------------------------------------------
Monro Muffler Brake, Inc. 2                            14,700           499,947
--------------------------------------------------------------------------------
OfficeMax, Inc.                                       138,100         5,626,194
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                210,000        11,837,700
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                            550,800        13,714,920
--------------------------------------------------------------------------------
RadioShack Corp. 2                                    236,700         4,568,310
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                               464,400        13,602,276
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                              442,650         9,685,182
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                97,600         2,461,472
--------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                              197,700         4,564,893
--------------------------------------------------------------------------------
Stage Stores, Inc.                                    264,600         7,763,364
--------------------------------------------------------------------------------
Stein Mart, Inc. 2                                     33,300           506,493
--------------------------------------------------------------------------------
Syms Corp. 1                                            7,400           150,664


                   5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Talbots, Inc. (The) 2                                  40,500    $    1,103,625
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                270,100        10,155,760
--------------------------------------------------------------------------------
United Auto Group, Inc. 2                             367,900         8,608,860
--------------------------------------------------------------------------------
United Retail Group, Inc. 1,2                          44,400           811,632
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                             554,500         3,404,630
--------------------------------------------------------------------------------
Zale Corp. 1,2                                         20,300           563,122
--------------------------------------------------------------------------------
Zumiez, Inc. 1,2                                       47,800         1,290,600
                                                                 ---------------
                                                                    277,300,634
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.9%
Brown Shoe Co., Inc.                                  335,600        12,027,904
--------------------------------------------------------------------------------
Cherokee, Inc. 2                                       45,100         1,651,111
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                           109,900         6,135,717
--------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                              68,400         3,236,688
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                             125,600         4,074,464
--------------------------------------------------------------------------------
Kellwood Co. 2                                        255,800         7,374,714
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                   134,100         5,298,291
--------------------------------------------------------------------------------
Movado Group, Inc. 2                                   46,800         1,189,656
--------------------------------------------------------------------------------
Perry Ellis International, Inc. 1                      28,700           886,256
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                             184,000         7,685,680
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1,2                      384,000         9,027,840
--------------------------------------------------------------------------------
Steven Madden Ltd.                                    210,050         8,242,362
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                17,800           512,106
--------------------------------------------------------------------------------
True Religion Apparel, Inc. 1,2                        37,300           787,403
--------------------------------------------------------------------------------
VF Corp.                                               45,100         3,290,045
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                            499,400        14,138,014
                                                                 ---------------
                                                                     85,558,251
CONSUMER STAPLES--3.1%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                       62,000         2,036,700
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                            57,400         1,195,642
--------------------------------------------------------------------------------
Jones Soda Co. 1,2                                     32,700           292,665
--------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                47,900         1,018,833
--------------------------------------------------------------------------------
National Beverage Corp. 2                             131,600         1,567,356
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                      126,900         4,504,950
                                                                 ---------------
                                                                     10,616,146
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Andersons, Inc. (The)                                  89,400         3,053,010
--------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                             10,198         1,187,047
--------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                        370,700         8,255,489
--------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                          21,300           561,894
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                             259,500        11,939,595
--------------------------------------------------------------------------------
Nash Finch Co.                                          6,500           152,945
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                        307,900         8,648,911
--------------------------------------------------------------------------------
Smart & Final, Inc. 1,2                                77,700         1,326,339


                   6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Spartan Stores, Inc. 2                                102,800    $    1,737,320
--------------------------------------------------------------------------------
Weis Markets, Inc. 2                                   48,000         1,910,400
--------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1,2                           181,700         2,938,089
                                                                 ---------------
                                                                     41,711,039
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Chiquita Brands International, Inc.                   114,300         1,529,334
--------------------------------------------------------------------------------
Corn Products International, Inc.                      74,400         2,420,976
--------------------------------------------------------------------------------
Darling International, Inc. 1,2                        16,600            69,554
--------------------------------------------------------------------------------
Dean Foods Co. 1                                      117,400         4,933,148
--------------------------------------------------------------------------------
Del Monte Foods Co.                                   365,700         3,821,565
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                 207,900         8,419,950
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                 347,100         9,330,048
--------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1                             12,000           250,080
--------------------------------------------------------------------------------
Hormel Foods Corp.                                     16,600           597,268
--------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                76,346         2,374,361
--------------------------------------------------------------------------------
Lancaster Colony Corp.                                  1,500            67,140
--------------------------------------------------------------------------------
Lance, Inc. 2                                          31,000           682,620
--------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.                       121,800         4,625,964
--------------------------------------------------------------------------------
Premium Standard Farms, Inc.                           89,200         1,699,260
--------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1                               41,200         1,987,076
--------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                6,600           159,720
--------------------------------------------------------------------------------
Seaboard Corp. 2                                        3,420         4,121,100
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                51,600         1,220,340
                                                                 ---------------
                                                                     48,309,504
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Energizer Holdings, Inc. 1                             76,500         5,507,235
--------------------------------------------------------------------------------
WD-40 Co.                                              58,600         2,090,262
                                                                 ---------------
                                                                      7,597,497
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Bare Escentuals, Inc. 1                                63,400         1,721,310
--------------------------------------------------------------------------------
Chattem, Inc. 1,2                                       8,300           291,496
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                10,300           166,448
--------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                   7,900           150,416
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                      97,427         1,726,406
--------------------------------------------------------------------------------
Medifast, Inc. 1,2                                     76,100           660,548
--------------------------------------------------------------------------------
NBTY, Inc. 1                                          301,700         8,830,759
--------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                             8,000            40,720
--------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                        25,100         1,119,209
                                                                 ---------------
                                                                     14,707,312
--------------------------------------------------------------------------------
TOBACCO--0.3%
Loews Corp./Carolina Group                            101,300         5,611,007
--------------------------------------------------------------------------------
UST, Inc. 2                                           113,100         6,201,273
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                    27,403           444,477
                                                                 ---------------
                                                                     12,256,757


                   7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Basic Energy Services, Inc. 1                          26,500    $      646,600
--------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                            58,600         1,153,389
--------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                                300             8,910
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                    84,700         5,732,496
--------------------------------------------------------------------------------
Ensign Energy Services, Inc.                          271,200         4,500,792
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                 1,639,700        10,953,196
--------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                            24,600           783,264
--------------------------------------------------------------------------------
Horizon North Logistics, Inc. 1                         9,957            28,951
--------------------------------------------------------------------------------
Horizon North Logistics, Inc. 1                         7,006            16,297
--------------------------------------------------------------------------------
Input/Output, Inc. 1,2                                104,000         1,032,720
--------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                       612,800         1,310,304
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                        201,100         9,729,218
--------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                             118,200         6,255,144
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                                169,200         2,214,828
--------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                75,200         4,875,216
--------------------------------------------------------------------------------
Mullen Group Income Fund                               34,600           689,678
--------------------------------------------------------------------------------
Nabors Industries Ltd. 1                               75,000         2,231,250
--------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                           79,100         2,278,080
--------------------------------------------------------------------------------
NS Group, Inc. 1                                      243,200        15,698,560
--------------------------------------------------------------------------------
Parker Drilling Co. 1                                 727,800         5,152,824
--------------------------------------------------------------------------------
Pason Systems, Inc.                                   150,700         2,127,529
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                             90,000         2,138,400
--------------------------------------------------------------------------------
RPC, Inc. 2                                            68,100         1,247,592
--------------------------------------------------------------------------------
Savanna Energy Services Corp. 1                        45,952           752,334
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                56,300         4,644,750
--------------------------------------------------------------------------------
Technicoil Corp. 1                                     92,900           157,915
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    577,100           980,980
--------------------------------------------------------------------------------
Tidewater, Inc.                                       111,300         4,918,347
--------------------------------------------------------------------------------
Trican Well Service Ltd.                              214,400         3,611,856
--------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                        80,100         2,703,375
--------------------------------------------------------------------------------
Unit Corp. 1                                           76,000         3,493,720
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2              170,500         9,113,225
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                   230,700        15,184,674
--------------------------------------------------------------------------------
W-H Energy Services, Inc. 1,2                         239,900         9,948,653
                                                                 ---------------
                                                                    136,315,067
--------------------------------------------------------------------------------
OIL & GAS--3.5%
Alberta Clipper Energy, Inc. 1                         93,278           509,055
--------------------------------------------------------------------------------
Alon USA Energy, Inc.                                  53,200         1,568,868
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                   728,400         2,502,399
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                   162,100           556,890
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                           43,400         1,222,144
--------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                               44,200           166,084
--------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                               90,400         1,225,824


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
Capitol Energy Resources Ltd. 1                       275,500    $    1,146,119
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                              66,100           751,036
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                              52,200           577,682
--------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                           544,480         2,255,372
--------------------------------------------------------------------------------
Cimarex Energy Co. 2                                  127,100         4,472,649
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                          383,200        10,403,880
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                    59,129           627,394
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                 143,100         1,445,403
--------------------------------------------------------------------------------
Delek US Holdings, Inc. 1                              39,000           721,500
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                  20,000            51,532
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                 315,000           811,631
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                   15,800           477,640
--------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                              121,500         2,001,105
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                                49,278           112,421
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                               105,300           240,228
--------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1                   182,500         1,746,525
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                        151,200         4,894,344
--------------------------------------------------------------------------------
Frontier Oil Corp.                                    183,600         4,880,088
--------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                         122,400         1,938,251
--------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1         138,750         2,197,159
--------------------------------------------------------------------------------
General Maritime Corp. 2                              208,300         7,619,614
--------------------------------------------------------------------------------
Giant Industries, Inc. 1                                5,600           454,720
--------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1,2                    12,400           128,340
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                               6,582           100,048
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                              19,900           302,484
--------------------------------------------------------------------------------
Holly Corp.                                           112,800         4,887,624
--------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                220,500           483,315
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                       556,050         1,691,407
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                              57,348           615,680
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                            79,100           849,206
--------------------------------------------------------------------------------
OMI Corp. 2                                           389,700         8,460,387
--------------------------------------------------------------------------------
Open Range Energy Corp. 1                              10,090            28,435
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                       87,800         5,423,406
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                     242,900         5,843,508
--------------------------------------------------------------------------------
Penn Virginia Corp. 2                                  80,700         5,117,187
--------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                                9,965           103,437
--------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                           211,200         2,202,816
--------------------------------------------------------------------------------
Pogo Producing Co. 2                                   78,000         3,194,100
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   121,300         1,390,161
--------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                              369,740         1,422,395
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                 48,900           835,161
--------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                             364,045           433,174
--------------------------------------------------------------------------------
Shiningbank Energy Income Fund                        177,257         2,802,175


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
Sound Energy Trust                                    212,783    $    1,273,557
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                     118,900         4,364,819
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                   81,400         3,295,072
--------------------------------------------------------------------------------
Sunoco, Inc.                                           94,500         5,876,955
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                    70,941            66,641
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                  237,600         9,936,432
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                  22,500           924,975
--------------------------------------------------------------------------------
Tesoro Corp.                                           77,000         4,464,460
--------------------------------------------------------------------------------
Thunder Energy Trust                                  139,932           867,572
--------------------------------------------------------------------------------
True Energy Trust                                      56,286           532,772
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                   387,400         1,022,438
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                 275,000           725,788
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                   397,100         1,035,462
--------------------------------------------------------------------------------
USEC, Inc. 2                                          506,200         4,879,768
--------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                               363,400         2,609,212
--------------------------------------------------------------------------------
Vault Energy Trust                                      7,350            44,255
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                    30,617           128,467
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                   90,000         2,628,900
--------------------------------------------------------------------------------
West Energy Ltd. 1                                     91,400           466,915
--------------------------------------------------------------------------------
Western Refining, Inc. 2                              313,300         7,281,092
--------------------------------------------------------------------------------
Zenas Energy Corp. 1                                  239,900           693,247
                                                                 ---------------
                                                                    157,010,802
FINANCIALS--15.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Apollo Investment Corp.                                58,400         1,197,784
--------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A 2                11,500           337,180
--------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                  9,800           317,128
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                      37,900         2,095,491
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                               132,300         8,866,746
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                             252,300         4,975,356
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                 155,600         4,434,600
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                   790,500        14,387,100
--------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                             289,800         3,005,226
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                   25,400         1,015,492
--------------------------------------------------------------------------------
Penson Worldwide, Inc. 1,2                             19,051           341,965
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                          216,700        13,136,354
--------------------------------------------------------------------------------
Raymond James Financial, Inc.                         121,450         3,551,198
--------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                     3,700            46,287
--------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                             38,700         1,228,338
--------------------------------------------------------------------------------
SWS Group, Inc. 2                                     117,600         2,927,064
                                                                 ---------------
                                                                     61,863,309
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
BancorpSouth, Inc. 2                                  156,200         4,336,112
--------------------------------------------------------------------------------
Banner Corp. 2                                         14,600           599,184


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
BOK Financial Corp.                                     6,300    $      331,380
--------------------------------------------------------------------------------
Capital Corp. of the West 2                             5,059           156,930
--------------------------------------------------------------------------------
Cascade Bancorp 2                                       5,300           199,015
--------------------------------------------------------------------------------
Chittenden Corp. 2                                     24,500           702,905
--------------------------------------------------------------------------------
Citizens Banking Corp.                                  4,200           110,292
--------------------------------------------------------------------------------
City Holding Co. 2                                     70,400         2,806,848
--------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                        65,906         2,109,651
--------------------------------------------------------------------------------
Comerica, Inc.                                         49,500         2,817,540
--------------------------------------------------------------------------------
Community Bank System, Inc. 2                           3,000            66,480
--------------------------------------------------------------------------------
Community Trust Bancorp, Inc. 2                        31,228         1,175,734
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                         47,100           784,686
--------------------------------------------------------------------------------
Financial Institutions, Inc.                            4,300           100,448
--------------------------------------------------------------------------------
First BanCorp                                          23,900           264,334
--------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2               10,500         2,006,550
--------------------------------------------------------------------------------
First Indiana Corp. 2                                  29,225           760,142
--------------------------------------------------------------------------------
First Republic Bank 2                                 137,100         5,834,976
--------------------------------------------------------------------------------
First Security Group, Inc. 2                          127,100         1,464,192
--------------------------------------------------------------------------------
First South Bancorp, Inc. 2                             5,100           156,009
--------------------------------------------------------------------------------
Frontier Financial Corp. 2                             33,850           878,069
--------------------------------------------------------------------------------
Greater Bay Bancorp                                   273,300         7,709,793
--------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                       17,600           643,456
--------------------------------------------------------------------------------
Hancock Holding Co. 2                                  94,600         5,065,830
--------------------------------------------------------------------------------
Hanmi Financial Corp.                                 127,200         2,493,120
--------------------------------------------------------------------------------
Horizon Financial Corp. 2                                 700            20,902
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                            40,800           976,344
--------------------------------------------------------------------------------
Independent Bank Corp. 2                               85,582         2,077,931
--------------------------------------------------------------------------------
Integra Bank Corp.                                      5,600           141,568
--------------------------------------------------------------------------------
Intervest Bancshares Corp. 1,2                         32,500         1,415,700
--------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                     16,780           284,757
--------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                       62,573         1,227,682
--------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                    10,100           234,926
--------------------------------------------------------------------------------
Oriental Financial Group, Inc. 2                        1,900            22,648
--------------------------------------------------------------------------------
Pacific Capital Bancorp 2                              57,199         1,542,657
--------------------------------------------------------------------------------
Pinnacle Financial Partners, Inc. 1,2                   5,400           193,320
--------------------------------------------------------------------------------
Porter Bancorp, Inc. 1                                 18,100           410,508
--------------------------------------------------------------------------------
Preferred Bank                                         24,800         1,487,256
--------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                 50,900         2,327,148
--------------------------------------------------------------------------------
Provident Bankshares Corp. 2                          155,584         5,764,387
--------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                        23,689           501,022
--------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                21,800           562,876
--------------------------------------------------------------------------------
Sterling Bancshares, Inc. 2                            91,600         1,854,900
--------------------------------------------------------------------------------
Sterling Financial Corp., Western US 2                195,483         6,339,514
--------------------------------------------------------------------------------
SVB Financial Group 1,2                               145,100         6,477,264
--------------------------------------------------------------------------------
TCF Financial Corp.                                   170,500         4,482,445


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
TD Banknorth, Inc.                                     28,700    $      828,856
--------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                     20               769
--------------------------------------------------------------------------------
Union Bankshares Corp. 2                                6,200           274,784
--------------------------------------------------------------------------------
United Bankshares, Inc. 2                              29,600         1,101,712
--------------------------------------------------------------------------------
United Community Banks, Inc. 2                         27,900           838,395
--------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                    26,000           577,200
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                       16,400           479,208
--------------------------------------------------------------------------------
Wilshire Bancorp, Inc. 2                                4,700            89,488
                                                                 ---------------
                                                                     86,109,843
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
Ace Cash Express, Inc. 1,2                             21,600           645,624
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc. 2           41,200           594,104
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                230,000         8,487,000
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                   215,100         5,375,349
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                  111,100         4,165,139
--------------------------------------------------------------------------------
Cash America International, Inc.                      314,900        12,306,292
--------------------------------------------------------------------------------
Credit Acceptance Corp. 1,2                            12,900           382,872
--------------------------------------------------------------------------------
Dollar Financial Corp. 1                               94,900         2,070,718
--------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1,2                                74,000         2,862,320
--------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1,2               163,200         3,360,288
--------------------------------------------------------------------------------
First Marblehead Corp. (The) 2                         43,300         2,998,958
--------------------------------------------------------------------------------
World Acceptance Corp. 1,2                            109,000         4,793,820
                                                                 ---------------
                                                                     48,042,484
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Financial Federal Corp. 2                              25,100           672,680
--------------------------------------------------------------------------------
IntercontinentalExchange, Inc. 1                       52,300         3,926,161
--------------------------------------------------------------------------------
International Securities Exchange, Inc.,
Cl. A 2                                               315,800        14,807,862
--------------------------------------------------------------------------------
Medallion Financial Corp. 2                            48,000           529,440
--------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                26,400           859,320
--------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                        26,300           547,040
                                                                 ---------------
                                                                     21,342,503
--------------------------------------------------------------------------------
INSURANCE--4.9%
21st Century Insurance Group 2                          5,100            76,245
--------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                   38,104           558,224
--------------------------------------------------------------------------------
Alfa Corp. 2                                            4,800            82,896
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                            76,800         6,355,200
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2         210,700         2,585,289
--------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                  67,200         3,251,136
--------------------------------------------------------------------------------
AmerUs Group Co.                                      107,000         7,277,070
--------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                              87,700         5,568,073
--------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                230,700         7,158,621
--------------------------------------------------------------------------------
Assurant, Inc.                                         66,600         3,557,106
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                   88,100         3,117,859
--------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                         149,800         2,179,590


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
Cincinnati Financial Corp.                             29,600    $    1,422,576
--------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                  107,300         2,167,460
--------------------------------------------------------------------------------
Commerce Group, Inc. (The)                             98,000         2,944,900
--------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2             57,200         1,270,412
--------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2                 271,175        10,814,459
--------------------------------------------------------------------------------
Direct General Corp. 2                                150,200         2,021,692
--------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                           80,000         1,617,600
--------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                            43,600         1,257,424
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                     29,600           990,712
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                         88,500         3,505,485
--------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2             22,700           475,111
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                         118,700         5,297,581
--------------------------------------------------------------------------------
Harleysville Group, Inc. 2                            157,300         5,503,927
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                           43,800         1,440,144
--------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                             30,000         1,279,500
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                           324,700         6,243,981
--------------------------------------------------------------------------------
Independence Holding Co. 2                              3,660            79,642
--------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                    237,000         9,747,810
--------------------------------------------------------------------------------
IPC Holdings Ltd. 2                                    94,900         2,886,858
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                   167,400        11,013,246
--------------------------------------------------------------------------------
Markel Corp. 1                                            200            82,132
--------------------------------------------------------------------------------
MBIA, Inc. 2                                           96,500         5,928,960
--------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1,2                  82,300           926,698
--------------------------------------------------------------------------------
Midland Co. (The) 2                                    23,300         1,009,356
--------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2            4,200           965,538
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A             42,200         2,029,820
--------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                       27,100         1,301,071
--------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                            46,500         1,570,770
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                   384,500         9,947,015
--------------------------------------------------------------------------------
Old Republic International Corp.                      257,550         5,704,733
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                 1,500           101,355
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                17,300           688,194
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                              758,700        10,621,800
--------------------------------------------------------------------------------
Presidential Life Corp. 2                              63,800         1,427,206
--------------------------------------------------------------------------------
ProCentury Corp.                                      121,200         1,818,000
--------------------------------------------------------------------------------
Protective Life Corp.                                  30,300         1,386,225
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                     44,000         2,284,920
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                            52,000         2,891,200
--------------------------------------------------------------------------------
Republic Cos. Group, Inc.                             253,900         5,052,610
--------------------------------------------------------------------------------
RLI Corp. 2                                           121,200         6,155,748
--------------------------------------------------------------------------------
Safeco Corp.                                           69,000         4,066,170
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                          146,000         7,104,360
--------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                   67,900           948,563
--------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                     200,300        10,537,783
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                         16,200           723,006


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
State Auto Financial Corp.                            144,700    $    4,420,585
--------------------------------------------------------------------------------
Stewart Information Services Corp. 2                    1,000            34,770
--------------------------------------------------------------------------------
Torchmark Corp.                                        36,500         2,303,515
--------------------------------------------------------------------------------
Tower Group, Inc. 2                                    75,800         2,527,930
--------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                             148,100         2,006,755
--------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                 44,157           992,208
--------------------------------------------------------------------------------
Universal American Financial Corp. 1                   11,700           188,019
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                       170,900         6,817,201
                                                                 ---------------
                                                                    218,312,045
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Acadia Realty Trust                                    31,600           805,800
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                   56,600         1,859,310
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                  40,300         3,780,140
--------------------------------------------------------------------------------
AMB Property Corp.                                     25,800         1,421,838
--------------------------------------------------------------------------------
American Home Mortgage Investment Corp.                14,500           505,615
--------------------------------------------------------------------------------
Ashford Hospitality Trust                              45,000           536,850
--------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                      27,600           426,972
--------------------------------------------------------------------------------
BioMed Realty Trust, Inc. 2                            92,600         2,809,484
--------------------------------------------------------------------------------
Brandywine Realty Trust                                95,392         3,105,010
--------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A 2                          12,300           734,679
--------------------------------------------------------------------------------
Camden Property Trust                                  19,700         1,497,397
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                  8,700           354,351
--------------------------------------------------------------------------------
CapitalSource, Inc. 2                                 106,100         2,739,502
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                      75,900         3,180,969
--------------------------------------------------------------------------------
CentraCore Properties Trust 2                          14,900           473,075
--------------------------------------------------------------------------------
Colonial Properties Trust 2                            65,825         3,147,093
--------------------------------------------------------------------------------
Corporate Office Properties Trust                      52,400         2,345,424
--------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                    55,200         1,203,912
--------------------------------------------------------------------------------
DiamondRock Hospitality Co.                           150,700         2,503,127
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                             87,500         2,740,500
--------------------------------------------------------------------------------
Duke Realty Investments, Inc.                          18,300           683,505
--------------------------------------------------------------------------------
EastGroup Properties, Inc.                             36,700         1,829,862
--------------------------------------------------------------------------------
Entertainment Properties Trust                         22,600         1,114,632
--------------------------------------------------------------------------------
Equity Inns, Inc. 2                                   157,100         2,501,032
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                       8,800           402,248
--------------------------------------------------------------------------------
Equity One, Inc. 2                                    102,900         2,466,513
--------------------------------------------------------------------------------
Federal Realty Investment Trust                        28,700         2,132,410
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 2                           54,900         1,100,745
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                  82,900         3,647,600
--------------------------------------------------------------------------------
First Potomac Realty Trust                              6,200           187,364
--------------------------------------------------------------------------------
Franklin Street Properties Corp. 2                      7,400           146,964
--------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A          22,800           183,084
--------------------------------------------------------------------------------
Getty Realty Corp. 2                                    5,600           163,968
--------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                          9,400           241,862
--------------------------------------------------------------------------------
Glimcher Realty Trust 2                                46,300         1,147,314
--------------------------------------------------------------------------------
Gramercy Capital Corp. 2                               36,300           915,123


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Health Care REIT, Inc. 2                               37,600    $    1,504,376
--------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                        37,300         1,432,693
--------------------------------------------------------------------------------
Heritage Property Investment Trust                     40,100         1,462,046
--------------------------------------------------------------------------------
Highland Hospitality Corp.                             47,600           682,108
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                             66,100         2,459,581
--------------------------------------------------------------------------------
Home Properties of New York, Inc.                      40,300         2,303,548
--------------------------------------------------------------------------------
Hospitality Properties Trust                           58,600         2,765,920
--------------------------------------------------------------------------------
HRPT Properties Trust                                  50,700           605,865
--------------------------------------------------------------------------------
Inland Real Estate Corp. 2                             32,500           569,400
--------------------------------------------------------------------------------
Innkeepers USA Trust                                   61,600         1,003,464
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                    26,100         1,966,374
--------------------------------------------------------------------------------
Kite Realty Group Trust                                 7,400           126,096
--------------------------------------------------------------------------------
KKR Financial Corp.                                    11,000           269,940
--------------------------------------------------------------------------------
LaSalle Hotel Properties                               30,400         1,317,536
--------------------------------------------------------------------------------
Lexington Corporate Properties Trust 2                 69,900         1,480,482
--------------------------------------------------------------------------------
Liberty Property Trust 2                               61,600         2,943,864
--------------------------------------------------------------------------------
Longview Fibre Co.                                    152,981         3,108,574
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                 52,500         1,273,125
--------------------------------------------------------------------------------
Macerich Co. (The)                                     11,500           878,140
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                 42,200         2,185,960
--------------------------------------------------------------------------------
Maguire Properties, Inc. 2                             73,400         2,990,316
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2              57,000         3,489,540
--------------------------------------------------------------------------------
National Retail Properties, Inc. 2                    129,100         2,788,560
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                   76,500         2,045,610
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                       14,100           211,641
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                    22,100         1,534,182
--------------------------------------------------------------------------------
Parkway Properties, Inc. 2                              5,500           255,695
--------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2            45,300         1,928,421
--------------------------------------------------------------------------------
Post Properties, Inc.                                  40,500         1,924,560
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                37,900         2,285,370
--------------------------------------------------------------------------------
RAIT Investment Trust 2                                 7,400           213,490
--------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                    26,500           846,675
--------------------------------------------------------------------------------
Realty Income Corp. 2                                  29,400           726,474
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                        12,300           526,440
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                   9,400           473,478
--------------------------------------------------------------------------------
Regency Centers Corp.                                  18,300         1,258,308
--------------------------------------------------------------------------------
Senior Housing Properties Trust 2                     107,000         2,283,380
--------------------------------------------------------------------------------
Simon Property Group, Inc.                              1,702           154,235
--------------------------------------------------------------------------------
SL Green Realty Corp. 2                                14,100         1,574,970
--------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                            43,300         2,405,315
--------------------------------------------------------------------------------
Spirit Finance Corp. 2                                154,000         1,787,940
--------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                      196,700         3,910,396
--------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                        102,800         3,055,216
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                  79,800         2,842,476
--------------------------------------------------------------------------------
Trizec Properties, Inc.                                36,500         1,055,215
--------------------------------------------------------------------------------
U-Store-It Trust 2                                     39,800           854,108


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
United Dominion Realty Trust, Inc.                     70,100    $    2,117,020
--------------------------------------------------------------------------------
Ventas, Inc.                                           71,200         2,744,048
--------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2              41,800         1,663,640
--------------------------------------------------------------------------------
Weingarten Realty Investors 2                          39,400         1,694,988
--------------------------------------------------------------------------------
Winston Hotels, Inc. 2                                 21,900           269,808
                                                                 ---------------
                                                                    137,285,881
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
CB Richard Ellis Group, Inc., Cl. A 1                 144,400         3,552,240
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                               58,200         4,974,936
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1,2                           16,366           529,604
--------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                 330,500        12,066,555
                                                                 ---------------
                                                                     21,123,335
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.4%
Accredited Home Lenders Holding Co. 1,2               105,400         3,788,076
--------------------------------------------------------------------------------
Aether Holdings, Inc. 1                                61,900           367,686
--------------------------------------------------------------------------------
Astoria Financial Corp.                               154,950         4,775,559
--------------------------------------------------------------------------------
Bank Mutual Corp. 2                                   231,694         2,810,448
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                   369,700         9,638,079
--------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                           1,000            35,590
--------------------------------------------------------------------------------
Citizens First Bancorp, Inc. 2                         19,200           488,832
--------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                      159,615         2,544,263
--------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                              276,400         6,180,304
--------------------------------------------------------------------------------
Doral Financial Corp.                                 148,200           976,638
--------------------------------------------------------------------------------
Downey Financial Corp. 2                               45,900         3,054,186
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2        74,900         1,982,603
--------------------------------------------------------------------------------
First Defiance Financial Corp.                          8,000           228,240
--------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                       23,100           790,482
--------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                   193,500         2,821,230
--------------------------------------------------------------------------------
First Place Financial Corp. 2                          42,063           953,148
--------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                          125,400         7,112,688
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc. 2                               15,300           222,615
--------------------------------------------------------------------------------
Fremont General Corp.                                  47,200           660,328
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                             179,300         2,375,725
--------------------------------------------------------------------------------
ITLA Capital Corp. 2                                    8,300           446,208
--------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                   32,400           520,992
--------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                   170,100         7,023,429
--------------------------------------------------------------------------------
MGIC Investment Corp.                                  59,800         3,586,206
--------------------------------------------------------------------------------
New York Community Bancorp, Inc. 2                    269,200         4,409,496
--------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                             414,200         6,171,580
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                   168,520         6,241,981
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                               115,800         5,073,198
--------------------------------------------------------------------------------
Provident Financial Services, Inc.                    316,600         5,860,266
--------------------------------------------------------------------------------
Provident New York Bancorp 2                            1,100            15,048
--------------------------------------------------------------------------------
Radian Group, Inc.                                     91,000         5,460,000


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
TierOne Corp. 2                                        98,900    $    3,355,677
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                               51,100         2,614,787
--------------------------------------------------------------------------------
Webster Financial Corp.                                42,200         1,988,042
--------------------------------------------------------------------------------
WSFS Financial Corp.                                   33,600         2,089,584
                                                                 ---------------
                                                                    106,663,214
HEALTH CARE--7.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Albany Molecular Research, Inc. 1                     104,600           979,056
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                      21,300           306,933
--------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                223,800         7,410,018
--------------------------------------------------------------------------------
Digene Corp. 1,2                                       44,600         1,924,490
--------------------------------------------------------------------------------
Diversa Corp. 1,2                                     116,900           937,538
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                        151,200         1,085,616
--------------------------------------------------------------------------------
Kendle International, Inc. 1,2                         84,500         2,705,690
--------------------------------------------------------------------------------
Lexicon Genetics, Inc. 1,2                             24,300            91,611
--------------------------------------------------------------------------------
Luminex Corp. 1,2                                     132,600         2,417,298
--------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1,2                        65,700           499,320
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                    45,600           715,464
--------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1                        34,087           221,906
--------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                      25,400           113,792
                                                                 ---------------
                                                                     19,408,732
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Abaxis, Inc. 1,2                                      102,400         2,395,136
--------------------------------------------------------------------------------
Analogic Corp.                                          6,800           348,976
--------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                  73,600         5,205,728
--------------------------------------------------------------------------------
BioLase Technology, Inc. 1,2                              400             2,500
--------------------------------------------------------------------------------
Candela Corp. 1                                       101,400         1,106,274
--------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                            85,000         3,413,600
--------------------------------------------------------------------------------
Datascope Corp. 2                                      28,811           964,304
--------------------------------------------------------------------------------
Dentsply International, Inc.                           60,300         1,815,633
--------------------------------------------------------------------------------
DJO, Inc. 1,2                                         170,000         7,060,100
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                          121,500         5,660,685
--------------------------------------------------------------------------------
Encore Medical Corp. 1                                 39,200           246,960
--------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                   49,500         1,119,690
--------------------------------------------------------------------------------
Hillenbrand Industries, Inc. 2                         39,200         2,233,616
--------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                  74,300         3,379,164
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                             55,200         5,030,928
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                     173,250         3,882,533
--------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2               136,500         5,116,020
--------------------------------------------------------------------------------
Invacare Corp.                                         11,200           263,424
--------------------------------------------------------------------------------
Medical Action Industries, Inc. 1,2                     3,500            94,115
--------------------------------------------------------------------------------
Mentor Corp.                                           27,400         1,380,686
--------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                            90,750         2,133,533
--------------------------------------------------------------------------------
Molecular Devices Corp. 1                              90,300         1,669,647


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
NeuroMetrix, Inc. 1,2                                  61,200    $    1,163,412
--------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                140,700         5,937,540
--------------------------------------------------------------------------------
Quidel Corp. 1                                         21,700           306,404
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                52,900         2,080,557
--------------------------------------------------------------------------------
Varian, Inc. 1                                        265,500        12,178,485
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1,2                     100,400         4,099,332
--------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1,2                             5,300           144,372
--------------------------------------------------------------------------------
Vital Signs, Inc. 2                                     3,000           169,830
--------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                     53,800         2,112,726
--------------------------------------------------------------------------------
Zoll Medical Corp. 1,2                                 79,800         2,864,022
                                                                 ---------------
                                                                     85,579,932
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Air Methods Corp. 1,2                                  77,800         1,836,080
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                    363,700        10,747,335
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                               148,100         6,694,120
--------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1,2                       63,700         1,257,438
--------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1,2                   49,500         1,111,275
--------------------------------------------------------------------------------
Centene Corp. 1                                        44,500           731,580
--------------------------------------------------------------------------------
Chemed Corp. 2                                        199,000         6,419,740
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                          115,200         5,935,104
--------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                    110,600         1,880,200
--------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1                  3,600            58,860
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                          169,728         8,084,145
--------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                         1,500            24,660
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1,2                       3,900            25,662
--------------------------------------------------------------------------------
Healthspring, Inc. 1,2                                 59,800         1,151,150
--------------------------------------------------------------------------------
Healthways, Inc. 1,2                                  178,100         7,943,260
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                                   28,700           362,194
--------------------------------------------------------------------------------
Humana, Inc. 1                                         97,000         6,410,730
--------------------------------------------------------------------------------
InVentiv Health, Inc. 1                                11,900           381,157
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                             94,000         2,794,620
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                102,500         6,720,925
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                    202,286         8,356,435
--------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                    10,900           243,288
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                      287,800        12,260,280
--------------------------------------------------------------------------------
Manor Care, Inc.                                       96,300         5,034,564
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                      41,200         1,239,708
--------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                             101,800         3,599,648
--------------------------------------------------------------------------------
National HealthCare Corp. 2                            15,000           805,950
--------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                          187,800         2,663,004
--------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                  77,400         2,545,686
--------------------------------------------------------------------------------
Parexel International Corp. 1,2                        59,900         1,982,091
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                       183,400         8,363,040


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
PSS World Medical, Inc. 1,2                           408,700    $    8,169,913
--------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                    108,800         2,185,792
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                 52,700         2,642,378
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                        160,800         6,084,672
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                       112,400         3,357,388
--------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1,2                        14,300           170,456
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                 32,600         1,953,718
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                        38,500         2,180,255
                                                                 ---------------
                                                                    144,408,501
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.4%
AMICAS, Inc. 1,2                                      123,300           367,434
--------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                    48,100         1,576,237
--------------------------------------------------------------------------------
Dendrite International, Inc. 1                          9,100            88,998
--------------------------------------------------------------------------------
Emdeon Corp. 1                                        451,700         5,289,407
--------------------------------------------------------------------------------
Merge Technologies, Inc. 1                             36,400           250,432
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                    129,100         2,309,599
--------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                         141,910         3,232,710
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                               110,100         1,314,594
--------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                 72,100         2,276,918
                                                                 ---------------
                                                                     16,706,329
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Bruker BioSciences Corp. 1                             45,800           321,058
--------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1                     8,900           172,927
                                                                 ---------------
                                                                        493,985
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Alpharma, Inc., Cl. A 2                               417,400         9,762,986
--------------------------------------------------------------------------------
Andrx Corp. 1                                         412,900        10,087,147
--------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                       171,300         1,339,566
--------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                      60,800           967,936
--------------------------------------------------------------------------------
CNS, Inc. 2                                            90,000         2,540,700
--------------------------------------------------------------------------------
Connetics Corp. 1                                      23,000           250,700
--------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                     106,000           432,480
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2               165,600         5,390,280
--------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1,2                        36,900           466,416
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                          308,700         5,257,161
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                               83,800         1,686,894
--------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1,2                    83,100         2,138,163
--------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                        41,600         1,003,392
--------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                           271,700         2,342,054
--------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. 1,2                        28,700           477,855
--------------------------------------------------------------------------------
Perrigo Co. 2                                         237,100         4,023,587
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                               139,900         2,635,716
--------------------------------------------------------------------------------
ViroPharma, Inc. 1                                     90,000         1,095,300


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Warner Chilcott Ltd., Cl. A 1,2                       148,300    $    1,972,390
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                         31,300           819,121
                                                                 ---------------
                                                                     54,689,844
INDUSTRIALS--17.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc. 1,2                          62,400         5,058,144
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                               44,100         2,528,253
--------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                7,900           123,240
--------------------------------------------------------------------------------
Cubic Corp. 2                                          35,500           695,090
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                 26,200           795,170
--------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1,2                338,700         4,264,233
--------------------------------------------------------------------------------
Esterline Technologies Corp. 1                         28,400           958,784
--------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                         4,900            92,022
--------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                   53,000         1,530,640
--------------------------------------------------------------------------------
LMI Aerospace, Inc. 1,2                                26,100           482,850
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                            628,800        11,802,576
--------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                       193,500         7,662,600
--------------------------------------------------------------------------------
Triumph Group, Inc. 2                                 137,800         5,835,830
--------------------------------------------------------------------------------
United Industrial Corp. 2                              54,800         2,931,800
                                                                 ---------------
                                                                     44,761,232
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
ABX Air, Inc. 1                                        19,900           111,838
--------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1                   19,100           831,232
--------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                          86,800         3,869,544
--------------------------------------------------------------------------------
EGL, Inc. 1                                           203,700         7,422,828
--------------------------------------------------------------------------------
Forward Air Corp. 2                                    85,350         2,824,232
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1,2                            476,890        10,863,554
--------------------------------------------------------------------------------
Pacer International, Inc.                             403,800        11,209,488
                                                                 ---------------
                                                                     37,132,716
--------------------------------------------------------------------------------
AIRLINES--0.7%
Alaska Air Group, Inc. 1                              274,900        10,457,196
--------------------------------------------------------------------------------
AMR Corp. 1,2                                         315,200         7,293,728
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                 219,300         6,208,383
--------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                         189,800         1,254,578
--------------------------------------------------------------------------------
Frontier Airlines Holdings, Inc. 1,2                   47,000           387,750
--------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                              267,800         2,078,128
--------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                      82,300         1,277,296
--------------------------------------------------------------------------------
SkyWest, Inc.                                          11,200           274,624
                                                                 ---------------
                                                                     29,231,683
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
American Woodmark Corp. 2                              81,700         2,752,473
--------------------------------------------------------------------------------
Ameron International Corp. 2                           50,100         3,328,644
--------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                        186,400         2,838,872


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
Insteel Industries, Inc. 2                            118,800    $    2,360,556
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1,2                               48,200           481,518
--------------------------------------------------------------------------------
Lennox International, Inc.                            129,900         2,974,710
--------------------------------------------------------------------------------
PW Eagle, Inc. 2                                       85,100         2,553,851
--------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                     180,300         8,843,715
                                                                 ---------------
                                                                     26,134,339
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.3%
ABM Industries, Inc. 2                                 15,400           288,904
--------------------------------------------------------------------------------
Administaff, Inc. 2                                   297,800        10,035,860
--------------------------------------------------------------------------------
American Ecology Corp. 2                               74,700         1,474,578
--------------------------------------------------------------------------------
American Reprographics Co. 1                           12,700           407,162
--------------------------------------------------------------------------------
AMREP Corp. 2                                          12,900           630,423
--------------------------------------------------------------------------------
Banta Corp.                                           186,600         8,882,160
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                    31,800           454,104
--------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                        245,700         1,793,610
--------------------------------------------------------------------------------
Central Parking Corp. 2                               125,600         2,072,400
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                      411,800         7,750,076
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                               105,000         4,572,750
--------------------------------------------------------------------------------
Coinstar, Inc. 1                                       19,300           555,454
--------------------------------------------------------------------------------
CompX International, Inc.                                 300             4,677
--------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1                             24,100           414,279
--------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                          99,100         5,962,847
--------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                          24,500           423,360
--------------------------------------------------------------------------------
Corrections Corp. of America 1                        107,500         4,649,375
--------------------------------------------------------------------------------
Covanta Holding Corp. 1                               146,700         3,158,451
--------------------------------------------------------------------------------
Deluxe Corp.                                           21,400           365,940
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                            53,400         1,760,064
--------------------------------------------------------------------------------
Ennis, Inc. 2                                         140,200         3,035,330
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                    108,000         1,800,360
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1,2                              73,600         3,109,600
--------------------------------------------------------------------------------
Harland (John H.) Co.                                 271,800         9,907,110
--------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                     120,275         3,026,119
--------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1             92,458         3,328,488
--------------------------------------------------------------------------------
ICT Group, Inc. 1,2                                    53,000         1,667,910
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                      4,000           128,320
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                           910,200        12,233,088
--------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A 2                          14,400           394,704
--------------------------------------------------------------------------------
Kenexa Corp. 1                                          8,500           214,370
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                      185,200         2,209,436
--------------------------------------------------------------------------------
Knoll, Inc.                                           208,600         4,213,720
--------------------------------------------------------------------------------
Korn-Ferry International 1,2                          442,800         9,272,232
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                   287,500         4,579,875
--------------------------------------------------------------------------------
Manpower, Inc.                                         93,200         5,710,364
--------------------------------------------------------------------------------
Mine Safety Appliances Co. 2                              200             7,128


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Mobile Mini, Inc. 1,2                                  23,600    $      670,476
--------------------------------------------------------------------------------
NCO Group, Inc. 1,2                                    36,300           951,786
--------------------------------------------------------------------------------
On Assignment, Inc. 1,2                               148,800         1,459,728
--------------------------------------------------------------------------------
PeopleSupport, Inc. 1,2                                73,300         1,356,050
--------------------------------------------------------------------------------
PHH Corp. 1                                           216,300         5,926,620
--------------------------------------------------------------------------------
Republic Services, Inc.                                59,800         2,404,558
--------------------------------------------------------------------------------
Robert Half International, Inc.                         8,400           285,348
--------------------------------------------------------------------------------
SITEL Corp. 1,2                                       113,300           341,033
--------------------------------------------------------------------------------
Spherion Corp. 1                                      381,900         2,730,585
--------------------------------------------------------------------------------
Standard Register Co. (The) 2                          59,500           785,400
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                165,800         2,601,402
--------------------------------------------------------------------------------
Synagro Technologies, Inc. 2                           18,600            78,492
--------------------------------------------------------------------------------
Team, Inc. 1,2                                         43,500         1,090,110
--------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                             362,800         5,670,564
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                  452,767         7,887,201
--------------------------------------------------------------------------------
United Stationers, Inc. 1                             174,800         8,129,948
--------------------------------------------------------------------------------
Viad Corp. 2                                          145,000         5,134,450
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                   119,200         4,237,560
--------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                           140,800         5,337,728
--------------------------------------------------------------------------------
Waste Industries USA, Inc.                              7,400           200,022
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings 2                         171,100         7,001,412
--------------------------------------------------------------------------------
West Corp. 1                                           90,000         4,347,000
                                                                 ---------------
                                                                    189,122,101
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Baker (Michael) Corp. 1                                44,400           903,984
--------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                           31,800           765,108
--------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                           244,000         2,796,240
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                   278,900        15,294,876
--------------------------------------------------------------------------------
Granite Construction, Inc.                            190,900        10,184,515
--------------------------------------------------------------------------------
Infrasource Services, Inc. 1                          257,600         4,520,880
--------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2              108,600         2,636,808
--------------------------------------------------------------------------------
Perini Corp. 1                                         94,700         1,977,336
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                             606,600        10,227,276
--------------------------------------------------------------------------------
Sterling Construction Co., Inc. 1                      71,900         1,442,314
                                                                 ---------------
                                                                     50,749,337
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.3%
Acuity Brands, Inc.                                   306,100        13,896,940
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                 244,400         7,534,852
--------------------------------------------------------------------------------
Belden CDT, Inc.                                      403,400        15,421,982
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                          45,400         3,868,988
--------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                 175,800         6,203,982
--------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                      54,100           867,764
--------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                          38,200         2,029,948
--------------------------------------------------------------------------------
General Cable Corp. 1                                 283,000        10,813,430


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Genlyte Group, Inc. (The) 1,2                          91,699    $    6,528,969
--------------------------------------------------------------------------------
GrafTech International Ltd. 1                          30,100           175,784
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                  115,400         5,527,660
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                        61,600         1,535,072
--------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                        99,600         2,372,472
--------------------------------------------------------------------------------
LSI Industries, Inc. 2                                131,900         2,143,375
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                     26,500         1,152,750
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                    183,500         7,235,405
--------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                              136,340         4,669,645
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                 51,000         2,433,210
--------------------------------------------------------------------------------
Vicor Corp. 2                                         151,563         1,749,037
--------------------------------------------------------------------------------
Woodward Governor Co. 2                               150,101         5,034,388
                                                                 ---------------
                                                                    101,195,653
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Sequa Corp., Cl. A 1                                   34,900         3,275,714
--------------------------------------------------------------------------------
Tredegar Corp. 2                                       14,000           234,360
                                                                 ---------------
                                                                      3,510,074
--------------------------------------------------------------------------------
MACHINERY--4.1%
AGCO Corp. 1,2                                        190,700         4,834,245
--------------------------------------------------------------------------------
Albany International Corp., Cl. A 2                   264,000         8,400,480
--------------------------------------------------------------------------------
American Railcar Industries, Inc. 2                    71,500         2,081,365
--------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                 77,000         2,381,610
--------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                            140,900         3,557,725
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                  198,800         3,490,928
--------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                             143,000         3,939,650
--------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                    227,624         9,655,810
--------------------------------------------------------------------------------
Cascade Corp. 2                                        38,600         1,762,090
--------------------------------------------------------------------------------
CIRCOR International, Inc. 2                           34,500         1,053,975
--------------------------------------------------------------------------------
Columbus McKinnon Corp. 1,2                            33,700           607,611
--------------------------------------------------------------------------------
Crane Co.                                             137,400         5,743,320
--------------------------------------------------------------------------------
Cummins, Inc.                                          52,500         6,259,575
--------------------------------------------------------------------------------
Dynamic Materials Corp.                                83,068         2,693,065
--------------------------------------------------------------------------------
Eaton Corp.                                            76,600         5,273,910
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                9,800           294,588
--------------------------------------------------------------------------------
Federal Signal Corp.                                   38,200           582,550
--------------------------------------------------------------------------------
Flow International Corp. 1,2                          198,500         2,574,545
--------------------------------------------------------------------------------
Flowserve Corp. 1                                     120,500         6,096,095
--------------------------------------------------------------------------------
Freightcar America, Inc. 2                             30,900         1,637,700
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                 43,500         1,438,980
--------------------------------------------------------------------------------
Graco, Inc.                                            47,700         1,863,162
--------------------------------------------------------------------------------
Greenbrier Cos., Inc. 2                                67,600         1,961,076
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                       33,400           820,304
--------------------------------------------------------------------------------
Kaydon Corp. 2                                        318,800        11,801,976
--------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc. 2                      42,500         2,314,125


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MACHINERY CONTINUED
Lindsay Manufacturing Co. 2                            18,700    $      537,625
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                              82,900         3,713,091
--------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                               17,900         1,379,374
--------------------------------------------------------------------------------
Miller Industries, Inc. 1,2                            69,100         1,262,457
--------------------------------------------------------------------------------
Mueller Industries, Inc.                              292,300        10,280,191
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl.A                           69,100         9,391,381
--------------------------------------------------------------------------------
Nordson Corp.                                         262,600        10,467,236
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                    6,000           144,900
--------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                91,200         2,819,904
--------------------------------------------------------------------------------
SPX Corp.                                             101,400         5,418,816
--------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                 29,300           600,943
--------------------------------------------------------------------------------
Tennant Co.                                           108,900         2,650,626
--------------------------------------------------------------------------------
Terex Corp. 1                                          58,500         2,645,370
--------------------------------------------------------------------------------
Titan International, Inc. 2                            93,900         1,697,712
--------------------------------------------------------------------------------
Toro Co. (The) 2                                      224,100         9,450,297
--------------------------------------------------------------------------------
Trinity Industries, Inc. 2                             45,250         1,455,693
--------------------------------------------------------------------------------
Valmont Industries, Inc. 2                            198,900        10,392,525
--------------------------------------------------------------------------------
Wabtec Corp.                                          419,000        11,367,470
                                                                 ---------------
                                                                    178,796,071
--------------------------------------------------------------------------------
MARINE--0.2%
American Commercial Lines, Inc. 1                      17,700         1,052,265
--------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                             31,400           524,380
--------------------------------------------------------------------------------
Kirby Corp. 1                                         175,300         5,492,149
                                                                 ---------------
                                                                      7,068,794
--------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Amerco 1                                               21,900         1,623,885
--------------------------------------------------------------------------------
Arkansas Best Corp. 2                                 256,600        11,041,498
--------------------------------------------------------------------------------
Celadon Group, Inc. 1,2                               161,175         2,681,952
--------------------------------------------------------------------------------
Con-way, Inc.                                          58,700         2,630,934
--------------------------------------------------------------------------------
Covenant Transport, Inc., Cl. A 1, 2                    7,600            92,796
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2             175,800         7,835,406
--------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1, 2                    64,100         1,488,402
--------------------------------------------------------------------------------
Heartland Express, Inc. 2                             212,800         3,336,704
--------------------------------------------------------------------------------
Kansas City Southern 1, 2                              72,000         1,966,320
--------------------------------------------------------------------------------
Laidlaw International, Inc.                           210,600         5,755,698
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1,2                    72,000         2,162,160
--------------------------------------------------------------------------------
P.A.M. Transportation Services, Inc. 1,2               21,400           536,284
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                   105,000         5,426,400
--------------------------------------------------------------------------------
Saia, Inc. 1                                           95,899         3,126,307
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                      413,400         9,805,848
--------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                 77,600         1,796,440
--------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1,2                 18,700           485,639
--------------------------------------------------------------------------------
Werner Enterprises, Inc. 2                             74,000         1,384,540


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
YRC Worldwide, Inc. 1,2                                19,700    $      729,688
                                                                 ---------------
                                                                     63,906,901
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial Technologies, Inc.                 478,200        11,668,080
--------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                             123,100         1,171,912
--------------------------------------------------------------------------------
Interline Brands, Inc. 1,2                            258,500         6,379,780
--------------------------------------------------------------------------------
Kaman Corp., Cl. A                                     79,900         1,438,999
--------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                     104,000         1,734,720
--------------------------------------------------------------------------------
UAP Holding Corp. 2                                   454,133         9,704,822
--------------------------------------------------------------------------------
United Rentals, Inc. 1,2                              105,200         2,445,900
--------------------------------------------------------------------------------
WESCO International, Inc. 1                            39,500         2,292,185
--------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2              60,700         1,296,552
                                                                 ---------------
                                                                     38,132,950
INFORMATION TECHNOLOGY--19.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.7%
ADTRAN, Inc.                                           40,600           967,904
--------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                            141,900         2,989,833
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                   215,300         2,467,338
--------------------------------------------------------------------------------
Avanex Corp. 1                                        217,700           376,621
--------------------------------------------------------------------------------
Avaya, Inc. 1                                         162,000         1,853,280
--------------------------------------------------------------------------------
Avocent Corp. 1                                        42,000         1,265,040
--------------------------------------------------------------------------------
Black Box Corp. 2                                      53,000         2,062,760
--------------------------------------------------------------------------------
C-COR.net Corp. 1                                      14,200           121,836
--------------------------------------------------------------------------------
Carrier Access Corp. 1,2                               86,200           612,020
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                   452,100        14,856,006
--------------------------------------------------------------------------------
Digi International, Inc. 1,2                           61,009           823,622
--------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                             216,300         1,667,673
--------------------------------------------------------------------------------
EMS Technologies, Inc. 1                               71,900         1,350,282
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                              149,300         1,963,295
--------------------------------------------------------------------------------
Harmonic, Inc. 1                                       72,700           534,345
--------------------------------------------------------------------------------
Inter-Tel, Inc.                                         8,400           181,440
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                 291,350         9,935,035
--------------------------------------------------------------------------------
MasTec, Inc. 1                                         32,100           355,347
--------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                       144,800         2,893,104
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                     109,300           941,073
--------------------------------------------------------------------------------
Performance Technologies, Inc. 1                       68,000           462,400
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                     527,000        12,927,310
--------------------------------------------------------------------------------
Radyne Corp. 1                                          6,900            84,456
--------------------------------------------------------------------------------
Redback Networks, Inc. 1                              163,800         2,273,544
--------------------------------------------------------------------------------
Sirenza Microdevices, Inc. 1,2                        163,900         1,294,810
--------------------------------------------------------------------------------
Sonus Networks, Inc. 1,2                              454,900         2,392,774
--------------------------------------------------------------------------------
Stratex Networks, Inc. 1,2                             75,200           333,888
--------------------------------------------------------------------------------
Sycamore Networks, Inc. 1,2                           450,900         1,704,402


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Tekelec, Inc. 1                                        27,300    $      353,808
--------------------------------------------------------------------------------
UTStarcom, Inc. 1                                     112,500           997,875
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                       92,400         2,317,392
                                                                 ---------------
                                                                     73,360,513
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Brocade Communications Systems, Inc. 1              2,073,200        14,636,792
--------------------------------------------------------------------------------
Cray, Inc. 1,2                                         98,600         1,096,432
--------------------------------------------------------------------------------
Diebold, Inc.                                          23,800         1,036,014
--------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                        21,700           496,496
--------------------------------------------------------------------------------
Emulex Corp. 1                                        502,500         9,130,425
--------------------------------------------------------------------------------
Hypercom Corp. 1                                      383,300         2,598,774
--------------------------------------------------------------------------------
Imation Corp.                                         175,500         7,046,325
--------------------------------------------------------------------------------
Intermec, Inc. 1,2                                     27,300           719,628
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                       268,400         8,578,064
--------------------------------------------------------------------------------
LaserCard Corp. 1                                       6,000            78,240
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1,2                102,300         5,898,618
--------------------------------------------------------------------------------
NCR Corp. 1                                            50,700         2,001,636
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                        407,500         5,933,200
--------------------------------------------------------------------------------
QLogic Corp. 1                                         84,200         1,591,380
--------------------------------------------------------------------------------
Seagate Technology                                     30,522           704,753
--------------------------------------------------------------------------------
Western Digital Corp. 1                               189,200         3,424,520
                                                                 ---------------
                                                                     64,971,297
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Acacia Research Corp. 1                                92,500         1,049,875
--------------------------------------------------------------------------------
Agilysys, Inc.                                         70,900           995,436
--------------------------------------------------------------------------------
Anixter International, Inc. 2                           9,200           519,524
--------------------------------------------------------------------------------
AVX Corp. 2                                           196,700         3,479,623
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                  37,400         1,024,012
--------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1,2                       128,800         3,462,144
--------------------------------------------------------------------------------
Brightpoint, Inc.                                     508,690         7,233,572
--------------------------------------------------------------------------------
CalAmp Corp. 1,2                                       73,850           449,747
--------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                            101,200         1,670,812
--------------------------------------------------------------------------------
Cognex Corp.                                           10,700           270,282
--------------------------------------------------------------------------------
Coherent, Inc. 1                                       25,200           873,432
--------------------------------------------------------------------------------
CPI International, Inc. 1,2                            60,800           800,736
--------------------------------------------------------------------------------
CTS Corp. 2                                           131,000         1,805,180
--------------------------------------------------------------------------------
Daktronics, Inc. 2                                    199,600         4,129,724
--------------------------------------------------------------------------------
Dionex Corp. 1                                          3,600           183,384
--------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                      23,200           460,520
--------------------------------------------------------------------------------
DTS, Inc. 1,2                                          35,000           741,300
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                81,200         1,672,720
--------------------------------------------------------------------------------
Gerber Scientific, Inc. 1,2                            43,700           654,626
--------------------------------------------------------------------------------
Global Imaging Systems, Inc. 1                        389,900         8,605,093


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Insight Enterprises, Inc. 1                           255,300    $    5,261,733
--------------------------------------------------------------------------------
Itron, Inc. 1,2                                       101,100         5,641,380
--------------------------------------------------------------------------------
Kemet Corp. 1                                          49,000           395,430
--------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                  157,300         5,458,310
--------------------------------------------------------------------------------
Merix Corp. 1,2                                       113,450         1,090,255
--------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                       14,700           139,797
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                   80,100         5,298,615
--------------------------------------------------------------------------------
Molex, Inc.                                            47,400         1,847,178
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                   157,800         5,103,252
--------------------------------------------------------------------------------
Newport Corp. 1                                       244,100         3,978,830
--------------------------------------------------------------------------------
OYO Geospace Corp. 1,2                                 11,100           629,925
--------------------------------------------------------------------------------
Park Electrochemical Corp. 2                          143,200         4,536,576
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                21,100           243,705
--------------------------------------------------------------------------------
Planar Systems, Inc. 1,2                               66,400           753,640
--------------------------------------------------------------------------------
Plexus Corp. 1                                        437,200         8,394,240
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                     150,400         3,196,000
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                    188,500        11,455,145
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                      173,000        10,682,750
--------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                  144,000         4,367,520
--------------------------------------------------------------------------------
Solectron Corp. 1                                   1,177,100         3,837,346
--------------------------------------------------------------------------------
Staktek Holdings, Inc. 1,2                              7,600            45,448
--------------------------------------------------------------------------------
SYNNEX Corp. 1                                         54,500         1,254,045
--------------------------------------------------------------------------------
Tech Data Corp. 1                                     182,300         6,659,419
--------------------------------------------------------------------------------
Technitrol, Inc.                                       23,600           704,460
--------------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                            252,200         2,950,740
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                        326,700         4,586,868
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                        179,300         2,286,075
                                                                 ---------------
                                                                    140,880,424
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
24/7 Real Media, Inc. 1,2                             235,100         2,007,754
--------------------------------------------------------------------------------
Art Technology Group, Inc. 1,2                        399,000         1,021,440
--------------------------------------------------------------------------------
Chordiant Software, Inc. 1                             34,900           107,143
--------------------------------------------------------------------------------
CyberSource Corp. 1                                    40,091           474,277
--------------------------------------------------------------------------------
Digital Insight Corp. 1                               290,900         8,529,188
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                               165,700         8,470,584
--------------------------------------------------------------------------------
Digitas, Inc. 1                                        52,000           500,240
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                   1,270,600         9,237,262
--------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                 49,200           786,708
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                   169,400         3,123,736
--------------------------------------------------------------------------------
Internap Network Services Corp. 1,2                    90,700         1,380,454
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                    222,600         2,455,278
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                    412,000        11,194,040
--------------------------------------------------------------------------------
Knot, Inc. (The) 1,2                                  108,800         2,407,744


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
National Information Consortium, Inc. 1,2              53,500    $      275,525
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                   116,700         2,088,930
--------------------------------------------------------------------------------
RealNetworks, Inc. 1,2                              1,057,400        11,219,014
--------------------------------------------------------------------------------
S1 Corp. 1,2                                          133,200           614,052
--------------------------------------------------------------------------------
Savvis, Inc. 1,2                                       59,613         1,698,971
--------------------------------------------------------------------------------
Sohu.com, Inc. 1                                       22,800           502,056
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                     529,900         5,786,508
--------------------------------------------------------------------------------
Stellent, Inc. 2                                       66,700           723,028
--------------------------------------------------------------------------------
TheStreet.com, Inc.                                   148,100         1,575,784
--------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                    69,600         2,005,872
--------------------------------------------------------------------------------
United Online, Inc.                                   788,850         9,608,193
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                      246,000         4,969,200
--------------------------------------------------------------------------------
Vignette Corp. 1,2                                    106,100         1,436,594
--------------------------------------------------------------------------------
WebEx Communications, Inc. 1,2                        141,300         5,513,526
--------------------------------------------------------------------------------
webMethods, Inc. 1                                    399,100         3,053,115
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                    102,200         2,208,542
                                                                 ---------------
                                                                    104,974,758
--------------------------------------------------------------------------------
IT SERVICES--2.2%
Acxiom Corp.                                          129,900         3,203,334
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1            49,200         2,551,512
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                             433,700         4,709,982
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      211,900         4,738,084
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                        95,400           632,502
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                             104,700         5,142,864
--------------------------------------------------------------------------------
Convergys Corp. 1                                     275,800         5,695,270
--------------------------------------------------------------------------------
Covansys Corp. 1,2                                     45,100           773,014
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                     493,200        13,035,276
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                         73,500         3,461,115
--------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                          121,600         3,199,296
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                              442,300         7,780,057
--------------------------------------------------------------------------------
Global Payments, Inc.                                  40,000         1,760,400
--------------------------------------------------------------------------------
Infocrossing, Inc. 1,2                                 17,300           231,993
--------------------------------------------------------------------------------
infoUSA, Inc. 2                                       215,968         1,792,534
--------------------------------------------------------------------------------
Integral Systems, Inc. 2                                7,800           243,828
--------------------------------------------------------------------------------
Keane, Inc. 1,2                                       163,700         2,358,917
--------------------------------------------------------------------------------
Lightbridge, Inc. 1,2                                 145,900         1,709,948
--------------------------------------------------------------------------------
ManTech International Corp. 1                           4,800           158,448
--------------------------------------------------------------------------------
Maximus, Inc.                                           8,100           211,410
--------------------------------------------------------------------------------
MoneyGram International, Inc.                         122,100         3,548,226
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                     869,600        13,139,656
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                    106,200         1,273,338
--------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                        105,600         1,456,224
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                  101,200         2,367,068


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
Startek, Inc. 2                                        72,300    $      901,581
--------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1,2                           328,500         6,684,975
--------------------------------------------------------------------------------
TNS, Inc. 1                                             2,700            40,662
--------------------------------------------------------------------------------
Total System Services, Inc. 2                           8,200           187,206
--------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                          218,800         2,829,084
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              45,100         1,287,605
--------------------------------------------------------------------------------
Wright Express Corp. 1                                 53,600         1,289,616
                                                                 ---------------
                                                                     98,395,025
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Move, Inc. 1                                          113,200           555,812
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Actel Corp. 1,2                                        21,000           326,550
--------------------------------------------------------------------------------
ADE Corp. 1                                           161,200         5,161,624
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                  255,700         4,357,128
--------------------------------------------------------------------------------
Agere Systems, Inc. 1                                 379,100         5,659,963
--------------------------------------------------------------------------------
Altera Corp. 1                                        208,200         3,826,716
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                            791,200         4,082,592
--------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                        241,300           697,357
--------------------------------------------------------------------------------
Asyst Technologies, Inc. 1                            329,700         2,228,772
--------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                      255,300         4,628,589
--------------------------------------------------------------------------------
Atmel Corp. 1                                       1,106,800         6,685,072
--------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                         18,400           530,288
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                  453,200         3,303,828
--------------------------------------------------------------------------------
Cohu, Inc.                                              9,600           171,168
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                       275,380        12,091,936
--------------------------------------------------------------------------------
Diodes, Inc. 1                                         21,700           936,789
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                      33,400           763,190
--------------------------------------------------------------------------------
Exar Corp. 1,2                                         56,300           748,227
--------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc.,
Cl. A 1                                                97,200         1,817,640
--------------------------------------------------------------------------------
FormFactor, Inc. 1,2                                   96,600         4,069,758
--------------------------------------------------------------------------------
Genesis Microchip, Inc. 1                             104,700         1,232,319
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1                              19,800           881,100
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                  202,100         3,245,726
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 119,300         2,928,815
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                     150,100         2,521,680
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       99,700         4,433,659
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                  332,300         2,937,532
--------------------------------------------------------------------------------
Lam Research Corp. 1                                   30,100         1,364,433
--------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1,2                       301,200         2,054,184
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                     245,500         2,018,010
--------------------------------------------------------------------------------
LTX Corp. 1                                           494,400         2,476,944
--------------------------------------------------------------------------------
Mattson Technology, Inc. 1                             46,400           385,120
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                      744,000         7,134,960


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Microtune, Inc. 1,2                                   150,100    $      729,486
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                             259,400         5,268,414
--------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1,2                     43,600           412,456
--------------------------------------------------------------------------------
National Semiconductor Corp.                           95,000         2,235,350
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                              177,900         4,920,714
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                         31,100           920,249
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                     713,900        10,187,353
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                            967,500         5,688,900
--------------------------------------------------------------------------------
Photronics, Inc. 1                                     25,700           363,141
--------------------------------------------------------------------------------
PLX Technology, Inc. 1,2                               13,800           143,106
--------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                   32,800           369,984
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                 154,400         1,963,968
--------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                   52,600           216,712
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                     65,600         2,549,872
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                      152,100         2,001,636
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                           28,000           973,840
--------------------------------------------------------------------------------
Transmeta Corp. 1,2                                   327,900           377,085
--------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                          109,200         2,539,992
--------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                        599,900         3,119,480
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1      84,100         3,086,470
--------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                           296,300         5,970,445
--------------------------------------------------------------------------------
Zoran Corp. 1                                         656,300        10,553,304
                                                                 ---------------
                                                                    160,293,626
--------------------------------------------------------------------------------
SOFTWARE--4.6%
Actuate Corp. 1                                       269,500         1,191,190
--------------------------------------------------------------------------------
Advent Software, Inc. 1,2                             232,200         8,407,962
--------------------------------------------------------------------------------
Altiris, Inc. 1,2                                     138,800         2,927,292
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          80,800         3,199,680
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                      188,446         4,694,190
--------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                            433,000         4,728,360
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                   497,600         7,563,520
--------------------------------------------------------------------------------
Blackbaud, Inc.                                       418,024         9,192,348
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                  267,000         7,267,740
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                        244,300         4,143,328
--------------------------------------------------------------------------------
Cognos, Inc. 1                                         89,700         3,274,050
--------------------------------------------------------------------------------
Commvault Systems, Inc. 1,2                            54,600           982,800
--------------------------------------------------------------------------------
Compuware Corp. 1                                     549,200         4,278,268
--------------------------------------------------------------------------------
ePlus, inc. 1                                           6,100            59,475
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                         11,300           548,841
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      185,700         6,791,049
--------------------------------------------------------------------------------
FileNet Corp. 1                                        56,500         1,967,895
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc. 2                      31,300           681,401
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                             96,300         3,320,424


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SOFTWARE CONTINUED
i2 Technoloogies, Inc. 1                               14,300    $      267,839
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                 107,600         1,462,284
--------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                    113,600         1,313,216
--------------------------------------------------------------------------------
Intergraph Corp. 1,2                                  168,000         7,203,840
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         83,300         2,673,097
--------------------------------------------------------------------------------
JDA Software Group, Inc. 1                            188,400         2,905,128
--------------------------------------------------------------------------------
Kronos, Inc. 1                                          7,100           242,039
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                             1,380,100        10,005,725
--------------------------------------------------------------------------------
Macrovision Corp. 1                                    56,200         1,331,378
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                         200             1,820
--------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                         55,600         1,342,184
--------------------------------------------------------------------------------
MapInfo Corp. 1,2                                      68,400           877,572
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         81,600         1,995,936
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                             614,000         8,645,120
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                182,500         8,927,900
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                        128,200        13,054,606
--------------------------------------------------------------------------------
MRO Software, Inc. 1                                  179,500         4,607,765
--------------------------------------------------------------------------------
MSC.Software Corp. 1                                   79,100         1,221,304
--------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1,2                      64,700         1,479,042
--------------------------------------------------------------------------------
Open Solutions, Inc. 1,2                               64,700         1,864,007
--------------------------------------------------------------------------------
OPNET Technologies, Inc. 1                             28,200           369,702
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                                39,100         1,516,689
--------------------------------------------------------------------------------
Quest Software, Inc. 1                                 89,600         1,279,488
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                        156,300         6,175,413
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                12,200           185,928
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                        108,500         2,704,905
--------------------------------------------------------------------------------
Sybase, Inc. 1                                        257,300         6,236,952
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      276,400         5,450,608
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                              1,770,900        15,902,682
--------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1         338,231        11,608,088
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                90,400         2,127,112
--------------------------------------------------------------------------------
VA Software Corp. 1,2                                 426,400         1,714,128
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                  5,900           177,295
--------------------------------------------------------------------------------
Wind River Systems, Inc. 1                             50,000           535,500
                                                                 ---------------
                                                                    202,626,105
MATERIALS--8.0%
--------------------------------------------------------------------------------
CHEMICALS--3. 1%
Airgas, Inc.                                           31,100         1,124,887
--------------------------------------------------------------------------------
Albemarle Corp.                                        50,600         2,749,098
--------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                118,000         3,357,100
--------------------------------------------------------------------------------
Ashland, Inc.                                          38,800         2,474,664
--------------------------------------------------------------------------------
CF Industries Holdings, Inc.                           23,500           401,145
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                 76,100         4,230,399


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
FMC Corp.                                              40,500    $    2,594,835
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                     573,283        13,437,754
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                    141,400         3,877,188
--------------------------------------------------------------------------------
Hercules, Inc. 1,2                                    859,100        13,548,007
--------------------------------------------------------------------------------
Koppers Holdings, Inc. 2                                4,500            85,365
--------------------------------------------------------------------------------
Landec Corp. 1,2                                       23,700           255,960
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                   29,000         1,326,170
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                 128,300         3,254,971
--------------------------------------------------------------------------------
MacDermid, Inc.                                        98,600         3,216,332
--------------------------------------------------------------------------------
NewMarket Corp.                                       195,000        11,341,200
--------------------------------------------------------------------------------
OM Group, Inc. 1,2                                    328,100        14,416,714
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 1                                  101,300         2,482,863
--------------------------------------------------------------------------------
PolyOne Corp. 1                                     1,242,700        10,351,691
--------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                              10,400           207,792
--------------------------------------------------------------------------------
Rohm &Haas Co.                                         82,400         3,901,640
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                 177,800         4,180,078
--------------------------------------------------------------------------------
Sensient Technologies Corp. 2                         274,800         5,377,836
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                    15,600         1,180,452
--------------------------------------------------------------------------------
Spartech Corp.                                        343,900         9,206,203
--------------------------------------------------------------------------------
Stepan Co.                                             31,700           926,591
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                               34,900           269,079
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                 171,500         2,186,625
--------------------------------------------------------------------------------
Valspar Corp. (The)                                   152,600         4,059,160
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                  633,500         8,400,210
--------------------------------------------------------------------------------
Westlake Chemical Corp.                               115,300         3,690,753
                                                                 ---------------
                                                                    138,112,762
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0. 2%
Eagle Materials, Inc.                                 201,500         6,786,520
--------------------------------------------------------------------------------
Headwaters, Inc. 1                                     47,700         1,113,795
--------------------------------------------------------------------------------
Texas Industries, Inc. 2                               17,700           921,462
--------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                               148,600           967,386
                                                                 ---------------
                                                                      9,789,163
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1. 1%
AEP Industries, Inc. 1,2                               15,800           662,810
--------------------------------------------------------------------------------
AptarGroup, Inc. 2                                     21,300         1,083,744
--------------------------------------------------------------------------------
Bemis Co., Inc.                                        89,900         2,954,114
--------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                         47,600           379,372
--------------------------------------------------------------------------------
Chesapeake Corp.                                       29,100           130,221
--------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                            53,900           197,274
--------------------------------------------------------------------------------
Greif, Inc., Cl. A2                                   133,300        10,678,663
--------------------------------------------------------------------------------
Myers Industries, Inc. 2                              191,200         3,250,400
--------------------------------------------------------------------------------
Packaging Corp. of America                            185,400         4,301,280
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        231,900         6,590,598
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                108,100         2,140,380
--------------------------------------------------------------------------------
Silgan Holdings, Inc. 2                               203,700         7,650,972


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Sonoco Products Co.                                   104,100    $    3,501,924
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                    63,700         2,554,370
                                                                 ---------------
                                                                     46,076,122
--------------------------------------------------------------------------------
METALS & MINING--3.5%
A. M. Castle & Co. 2                                   88,600         2,378,024
--------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                          1,047,500        12,716,650
--------------------------------------------------------------------------------
Aleris International, Inc. 1,2                        176,100         8,900,094
--------------------------------------------------------------------------------
Amerigo Resources Ltd.                                779,600         1,290,324
--------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                  114,700         2,852,589
--------------------------------------------------------------------------------
Carpenter Technology Corp.                             56,200         6,042,062
--------------------------------------------------------------------------------
Century Aluminum Co. 1,2                              168,800         5,680,120
--------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                               389,530        13,267,392
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                 52,900         2,016,019
--------------------------------------------------------------------------------
Commercial Metals Co.                                 178,100         3,620,773
--------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                113,800         3,221,678
--------------------------------------------------------------------------------
Dynatec Corp. 1                                     1,185,200         1,516,293
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                 36,900           412,659
--------------------------------------------------------------------------------
Gibraltar Industries, Inc.                            170,600         3,783,908
--------------------------------------------------------------------------------
Inmet Mining Corp.                                    111,200         4,204,260
--------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                   300,700         1,834,734
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                  23,700           587,332
--------------------------------------------------------------------------------
Metal Management, Inc.                                191,300         5,325,792
--------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                  79,900         1,986,314
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                            189,600         9,265,752
--------------------------------------------------------------------------------
Quanex Corp. 2                                        318,373         9,662,621
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                         227,052         7,297,451
--------------------------------------------------------------------------------
RTI International Metals, Inc. 1                       47,300         2,061,334
--------------------------------------------------------------------------------
Ryerson, Inc. 2                                       302,400         6,619,536
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                    293,800         9,266,452
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                147,800         7,456,510
--------------------------------------------------------------------------------
Steel Technologies, Inc. 2                             32,300           634,049
--------------------------------------------------------------------------------
United States Steel Corp.                              89,200         5,145,056
--------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1,2                          98,200         1,680,202
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                        646,862        11,035,466
                                                                 ---------------
                                                                    151,761,446
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0. 1%
Bowater, Inc.                                          52,900         1,088,153
--------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                         27,000           229,500
--------------------------------------------------------------------------------
Deltic Timber Corp. 2                                  29,500         1,405,970
--------------------------------------------------------------------------------
Glatfelter 2                                           64,300           871,265
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                     16,300           432,113
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                   41,200         1,410,276
--------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                  3,900            74,022
                                                                 ---------------
                                                                      5,511,299


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Alaska Communications Systems Group, Inc. 2           249,400    $    3,309,538
--------------------------------------------------------------------------------
CenturyTel, Inc.                                      168,100         6,668,527
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                             1,195,400         5,761,828
--------------------------------------------------------------------------------
Citizens Communications Co.                           341,000         4,787,640
--------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1                    86,000           996,740
--------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                6,600           272,118
--------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.             31,700           593,107
--------------------------------------------------------------------------------
CT Communications, Inc. 2                              39,200           851,424
--------------------------------------------------------------------------------
Embarq Corp.                                          110,600         5,349,722
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 2                      166,900         2,904,060
--------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                134,400         1,665,216
--------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2               97,200         1,923,588
--------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                       47,200         1,188,024
                                                                 ---------------
                                                                     36,271,532
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0. 1%
Leap Wireless International, Inc. 1,2                  48,500         2,351,765
--------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                             14,100           211,500
--------------------------------------------------------------------------------
USA Mobility, Inc.                                      8,800           200,992
                                                                 ---------------
                                                                      2,764,257
UTILITIES--2. 2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
ALLETE, Inc. 2                                         28,900         1,255,705
--------------------------------------------------------------------------------
Central Vermont Public Service Corp.                   14,600           322,806
--------------------------------------------------------------------------------
Cleco Corp. 2                                         330,300         8,336,772
--------------------------------------------------------------------------------
El Paso Electric Co. 1,2                               21,100           471,374
--------------------------------------------------------------------------------
Green Mountain Power Corp.                                400            13,348
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                       238,900         9,032,809
--------------------------------------------------------------------------------
Otter Tail Corp.                                        4,300           125,732
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                  132,500         3,202,525
--------------------------------------------------------------------------------
Portland General Electric Co.                           7,800           190,398
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                  140,266         5,259,975
                                                                 ---------------
                                                                     28,211,444
--------------------------------------------------------------------------------
ENERGY TRADERS--0. 1%
Canadian Hydro Developers, Inc. 1                     406,000         1,939,647
--------------------------------------------------------------------------------
Dynegy, Inc. 1                                        618,600         3,427,044
                                                                 ---------------
                                                                      5,366,691
--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Atmos Energy Corp.                                      9,700           276,935
--------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                             9,700           253,073
--------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                           104,400         3,349,152
--------------------------------------------------------------------------------
National Fuel Gas Co.                                  13,600           494,360
--------------------------------------------------------------------------------
New Jersey Resources Corp. 2                          175,800         8,666,940
--------------------------------------------------------------------------------
Nicor, Inc. 2                                         161,300         6,897,188
--------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                            16,200           636,336


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
GAS UTILITIES CONTINUED
ONEOK, Inc.                                           146,500    $    5,536,235
--------------------------------------------------------------------------------
Peoples Energy Corp. 2                                150,900         6,134,085
--------------------------------------------------------------------------------
Southwest Gas Corp. 2                                  64,400         2,145,808
--------------------------------------------------------------------------------
UGI Corp.                                              90,000         2,200,500
                                                                 ---------------
                                                                     36,590,612
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Alliant Energy Corp.                                  148,400         5,302,332
--------------------------------------------------------------------------------
Avista Corp. 2                                        497,300        11,776,064
--------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                            308,300         4,414,856
--------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                80,100         4,122,747
--------------------------------------------------------------------------------
OGE Energy Corp. 2                                    101,000         3,647,110
                                                                 ---------------
                                                                     29,263,109
                                                                 ---------------
Total Common Stocks (Cost $3,823,489,993)                         4,361,758,367
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg.
(Cost $93,170)                                          1,740           128,603

                                                   PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1. 1%
--------------------------------------------------------------------------------
Undivided interest of 3.35% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at $49,220,525
on 10/2/06, collateralized by Federal
National Mortgage Assn., 5%, 2/1/36, with a
value of $1,502,659,342 (Cost $49,199,000)       $ 49,199,000        49,199,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $3,872,782,163)                     4,411,085,970
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--23.5% 5
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.4%
Ameriquest Mortgage Securities, Inc., Series
2005-R10, Cl. A2A, 5.41%, 10/25/06                  5,644,574         5,644,574
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series
2005-17, Cl. 4AV1, 5.44%, 10/25/06                  2,766,280         2,766,280
--------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization
LLC,5.37%, 10/25/06                                11,174,144        11,174,144
--------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC, Series 2005-2,
Cl. A2A, 5.43%, 10/25/06                            1,684,011         1,684,011
--------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl.
2A1, 5.42%, 10/25/06                                3,652,797         3,652,797
--------------------------------------------------------------------------------
Home Equity Asset Trust, Series 2006-6, Cl.
2A1, 5.37%, 10/25/06                                7,903,077         7,903,077
--------------------------------------------------------------------------------
Money Market Trust, Series A-2, 5.41%, 10/16/06    14,000,000        14,000,000
--------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance
Trust, Series 2006  BC1, 5.41%, 10/25/06           13,636,502        13,636,502
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series
2005-11, Cl. A4, 5.42%, 10/25/06                    9,398,785         9,398,785
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.44%, 12/15/06       36,000,000        36,000,000
                                                                 ---------------
                                                                    105,860,170
BANK FLOATING RATE NOTES--1.2%
National City Bank Cleveland, 5.36%, 10/2/06       11,998,549        11,998,549
--------------------------------------------------------------------------------
U.S. Bank NA, 5.31%, 10/30/06                      17,995,914        17,995,914
--------------------------------------------------------------------------------
World Savings Bank FSB, 5.33%, 10/19/06            25,000,000        25,000,000
                                                                 ---------------
                                                                     54,994,463
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--1. 2%
Metropolitan Life Insurance Co., 5.39%, 10/2/06    20,000,000        20,000,000
--------------------------------------------------------------------------------
Protective Life Insurance Co., 5.56%, 10/26/06     15,000,000        15,000,000


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Protective Life Insurance Co., 5.61%, 10/30/06   $ 18,500,000    $   18,500,000
                                                                 ---------------
                                                                     53,500,000
JOINT REPURCHASE AGREEMENTS--5.9%
Undivided interest of 1% in joint repurchase
agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities, 5.43%,
dated 9/29/06, to be repurchased at
$39,608,978 on 10/2/06, collateralized by U.S.
Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of $4,029,000,000    39,591,063        39,591,063
--------------------------------------------------------------------------------
Undivided interest of 8.78% in joint
repurchase agreement (Principal Amount/Value
$2,500,000,000 with a maturity value of
$2,501,131,250) with ING Financial Markets
LLC, 5.43%, dated 9/29/06, to be repurchased
at $219,706,581 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-7%,
9/1/18-8/1/36, with a value of $2,550,003,623     219,607,209       219,607,209
                                                                 ---------------
                                                                    259,198,272
MASTER FLOATING NOTE--2.7%
CDC Financial Products, Inc., 5.43%, 10/2/06       33,000,000        33,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.45%, 10/2/06     36,000,000        36,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 5.48%, 10/2/06     25,000,000        25,000,000
--------------------------------------------------------------------------------
Morgan Stanley, 5.56%, 10/2/06                     25,000,000        25,000,000
                                                                 ---------------
                                                                    119,000,000
MEDIUM-TERM FLOATING NOTE--7.1%
American Express Credit Corp., 5.34%, 10/16/06      4,000,000         4,000,000
--------------------------------------------------------------------------------
American General Finance Corp., 5.50%, 10/5/06     10,005,771        10,005,771
--------------------------------------------------------------------------------
American Honda Finance Corp., 5.39%, 12/8/06       25,000,000        25,000,000
--------------------------------------------------------------------------------
American Honda Finance Corp., 5.50%, 10/18/06      25,000,000        25,000,000
--------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                       16,000,000        16,000,000
--------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 10/2/06                  4,998,917         4,998,917
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                        3,000,000         3,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                        3,000,000         3,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 10/2/06                       13,995,788        13,995,788
--------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 10/2/06                        6,997,895         6,997,895
--------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 10/2/06                3,000,000         3,000,000
--------------------------------------------------------------------------------
Fifth Third Bancorp, 5.31%, 10/23/06                2,000,000         2,000,000
--------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 10/2/06                  3,999,422         3,999,422
--------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 10/2/06                 18,997,142        18,997,142
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.54%, 10/2/06           5,000,000         5,000,000
--------------------------------------------------------------------------------
HBOS Treasury Services plc, 5.37%, 10/2/06          3,000,000         3,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.32%, 10/6/06                  3,000,000         3,000,000
--------------------------------------------------------------------------------
Islandsbanki HF Corp., 5.40%, 10/23/06             10,000,000        10,000,000
--------------------------------------------------------------------------------
Jackson National Life Global Fund, 5.41%,
12/4/06                                            25,000,000        25,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 10/2/06                        5,997,744         5,997,744
--------------------------------------------------------------------------------
Landsbanki Islands HF, 5.41%, 10/16/06             26,000,000        26,000,000
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 10/2/06                   2,000,050         2,000,050
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 10/30/06            3,000,000         3,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 10/2/06            30,000,000        30,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 10/2/06            18,000,000        18,000,000
--------------------------------------------------------------------------------
Morgan Stanley, 5.46%, 10/2/06                     22,000,000        22,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 10/2/06                 7,000,000         7,000,000
--------------------------------------------------------------------------------
Tango Finance Corp., 5.34%, 10/2/06                14,999,798        14,999,798
                                                                 ---------------
                                                                    314,992,527
YANKEE FLOATING CERTIFICATE OF DEPOSIT--3.0%
Calyon NY, 5.32%, 10/2/06                             999,986           999,986
--------------------------------------------------------------------------------
Credit Suisse First Boston NY, 5.31%, 10/30/06     25,000,000        25,000,000
--------------------------------------------------------------------------------
KBC, New York, 5.32%, 10/2/06                      24,999,659        24,999,659
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.34%, 10/16/06     27,997,150        27,997,150
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 10/2/06       2,000,000         2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 10/2/06       3,999,418         3,999,418


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Nordea Bank New York, 5.32%, 10/2/06             $ 20,298,721    $   20,298,721
--------------------------------------------------------------------------------
Unicredito Italiano NY, 5.46%, 10/4/06             24,997,620        24,997,620
                                                                 ---------------
                                                                    130,292,554

TOTAL INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
(COST $1,037,837,986)                                             1,037,837,986

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $4,910,620,149)                                   123.6%    5,448,923,956
                                                 -------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (23.6)   (1,041,995,533)
                                                 -------------------------------
NET ASSETS                                              100.0%   $4,406,928,423
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,793,619 or 0.04% of the Fund's net assets as of September 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $1,574,994, which represents 0.04% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 4,918,853,574
                                              ================

Gross unrealized appreciation                 $   639,817,124
Gross unrealized depreciation                    (109,746,742)
                                              ----------------
Net unrealized appreciation                   $   530,070,382
                                              ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                 ACQUISITION                   VALUATION AS OF      UNREALIZED
SECURITY                                               DATES         COST   SEPTEMBER 30, 2006    APPRECIATION
---------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.                              1/18/05   $  426,485   $          849,206   $     422,721
Tusk Energy Corp.                                   11/15/04      492,524              725,788         233,264
                                                               ------------------------------------------------
                                                               $  919,009   $        1,574,994   $     655,985
                                                               ================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $1,008,225,451, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,037,837,986 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006